Commitments (Tables)	6 Months Ended
Jun. 30, 2023
Capital commitments [abstract]
Summary of Capital Expenditure Contracted But Not Yet Incurred

Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	AS OF DECEMBER 31, 2022	AS OF JUNE 30, 2023
Capital	$1,311	$1,369
Inventory	7,022	189
Total	$8,333	$1,558